Borrowings - Core Structural Borrowings (Details) £ in Millions, $ in Millions, $ in Millions		12 Months Ended
	May 22, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 SGD ($)	May 22, 2025 SGD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 SGD ($)	Dec. 31, 2022 USD ($)
Core structural borrowings of shareholder-financed businesses
Borrowings
Borrowings		$ 4,459	$ 3,925	$ 3,933						$ 4,261
Proceeds from non-current borrowings		462	0	$ 0
US$750m 4.875% notes
Borrowings
Borrowings		750	750
Notional amount		$ 750	$ 750
Borrowings, interest rate		4.875%	4.875%		4.875%	4.875%		4.875%	4.875%
£435m 6.125% notes 2031
Borrowings
Borrowings		$ 583	$ 542
Notional amount | £					£ 435			£ 435
Borrowings, interest rate		6.125%	6.125%		6.125%	6.125%		6.125%	6.125%
US$1,000m 2.95% notes 2033
Borrowings
Borrowings		$ 998	$ 997
Notional amount		$ 1,000	$ 1,000
Borrowings, interest rate		2.95%	2.95%		2.95%	2.95%		2.95%	2.95%
SGD 600m 3.80 notes 2035
Borrowings
Borrowings		$ 464	$ 0
Notional amount						$ 600	$ 600		$ 600
Borrowings, interest rate		3.80%	3.80%		3.80%	3.80%	3.80%	3.80%	3.80%
Proceeds from non-current borrowings	$ 462
£250m 5.875% notes 2029
Borrowings
Borrowings		$ 325	$ 299
Notional amount | £					£ 250			£ 250
Borrowings, interest rate		5.875%	5.875%		5.875%	5.875%		5.875%	5.875%
US$1,000m 3.125% notes 2030
Borrowings
Borrowings		$ 992	$ 990
Notional amount		$ 1,000	$ 1,000
Borrowings, interest rate		3.125%	3.125%		3.125%	3.125%		3.125%	3.125%
US$350m 3.625% notes 2032
Borrowings
Borrowings		$ 347	$ 347
Notional amount		$ 350	$ 350
Borrowings, interest rate		3.625%	3.625%		3.625%	3.625%		3.625%	3.625%